Commitments And Contingencies (Future Minimum Rentals Due Under Non-Cancelable Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2012	$ 52,531
2013	43,774
2014	33,584
2015	26,332
2016	16,913
Thereafter	34,288
Total	$ 207,422